Short-term investments (Details) - CAD ($)	Dec. 31, 2025	Dec. 31, 2024
Short-Term Investments	$ 343,075	$ 0
Less than 90 days [Member]
Short-Term Investments	68,615	0
91 to 180 days [Member]
Short-Term Investments	205,845	0
Greater than 180 days [Member]
Short-Term Investments	$ 68,615	$ 0